10. BASIS OF CONSOLIDATION AND INVESTMENTS IN SUBSIDIARIES AND AFFILIATES (Details 7)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Buildings and infrastructure [member]
BasisOfConsolidationAndInvestmentsInSubsidiariesAndAffiliatesLineItems [Line Items]
Useful lives	27 years	21 years